Fair Value Measurements - Successor Company Warrants (Details) $ / shares in Units, $ in Thousands	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2021 shares	Jan. 31, 2021 shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants purchased	45,667,000	705,882	705,882
Private Placement Warrants - Sponsor
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants purchased	16,300,000
Strike Price | $ / shares	$ 11.50
Fair Value | $	$ 18,093
Risk-free interest rates
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0288
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.50
Expected lives (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	4.1
Value per unit
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.11